Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

17. Commitments and Contingencies

Westinghouse License

On May 17, 2010, we entered into an exclusive worldwide agreement that permits us to manufacture, distribute and market our solar panels under the Westinghouse name. On August 23, 2013, the license agreement with Westinghouse, Inc. was terminated.

Operating Leases

The lease on our Campbell, California corporate office and San Jose, California warehouse facility was month-to-month during 2013. Total rent paid for continuing operations amounted to approximately $203,000 for each of the years ended December 31, 2013 and 2012, respectively. Our corporate office lease terminated as of December 31, 2013, and effective January 1, 2014, we consolidated our executive offices with our warehouse premises. Our warehouse lease agreement expires on February 28, 2015.

Litigation

On May 1, 2012, Suntech America, Inc., a Delaware corporation (Suntech America), filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech America alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of December 31, 2013, Suntech has not sought to enforce its judgment. As of December 31, 2013, we have included in accounts payable in our Consolidated Balance Sheets a balance due to Suntech America of $946,438.

On February 21, 2014 ASC Recap filed with the Circuit Court of the Second Judicial Circuit, Leon County, Florida (the “Court”) an amended complaint and demand for payment of the debt it acquired from one of our creditors. On February 26, 2014, we entered into a Settlement Agreement and Stipulation with ASC Recap LLC that was filed with the Court pursuant to which we agreed, subject to court approval, to issue shares of our common stock in a Section 3(a) (10) proceeding that generate proceeds in the amount of $250,000 in full settlement of a claim in the amount of $1,027,705 that ASC Recap acquired form one Creditor (the value of the stock that we agreed to issue was two hundred and fifty percent (250%) of the discounted purchase price ASC paid to purchase the debt from the Creditor, and approximately 25% of the original amount we owed to the Creditor). We are awaiting court approval of the settlement.

We are also involved in other litigation from time to time in the ordinary course of business. In the opinion of management, the outcome of such proceedings will not materially affect our financial position, results of operations or cash flows.